CONVERTIBLE NOTES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Additions to Other Assets, Amount	$ 6,214,286
Conversion of Stock, Amount Converted	2,693,674
[custom:TotalConvertibleNote]	4,180,602	$ 660,000
Conversion of Stock, Amount Converted	(2,693,674)
Amortization of Debt Issuance Costs and Discounts	(2,946,664)	(183,560)
[custom:ConvertibleNotePayableNet]	$ 1,233,938	476,440
Silverback Capital Corporation [Member]
Debt issued date	3/31/2022
Maturity date	3/31/2023
Interest Rate	8.00%
Convertible Note		360,000
Additions to Other Assets, Amount
Conversion of Stock, Amount Converted	(360,000)
Conversion of Stock, Amount Converted	$ 360,000
Coventry Enterprises L L C [Member]
Debt issued date	12/29/2022
Maturity date	11/6/2023
Interest Rate	5.00%
Convertible Note	$ 30,000	300,000
Additions to Other Assets, Amount
Conversion of Stock, Amount Converted	(270,000)
Conversion of Stock, Amount Converted	$ 270,000
Walleye Opportunities Fund [Member]
Debt issued date	2/21/2023
Maturity date	2/21/2024
Interest Rate	5.00%
Convertible Note	$ 436,316
Additions to Other Assets, Amount	2,500,000
Conversion of Stock, Amount Converted	(2,063,684)
Conversion of Stock, Amount Converted	$ 2,063,684
Walleye Opportunities Fund One [Member]
Debt issued date	4/10/2023
Walleye Opportunities Fund First [Member]
Maturity date	4/10/2024
Interest Rate	5.00%
Convertible Note	$ 1,500,000
Additions to Other Assets, Amount	$ 1,500,000
Walleye Opportunities Fund Second [Member]
Debt issued date	5/26/2023
Maturity date	5/26/2024
Interest Rate	5.00%
Convertible Note	$ 1,714,286
Additions to Other Assets, Amount	$ 1,714,286
Coventry Enterprises L L C 1 [Member]
Debt issued date	7/31/2023
Maturity date	7/31/2024
Interest Rate	10.00%
Convertible Note	$ 500,000
Additions to Other Assets, Amount	$ 500,000